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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name: Radcliffe Capital Management, L.P. (formerly R.G. Capital Management, L.P., file no. 28-10367)
            ---------------------------------------------------------
 Address:   50 Monument Road, Suite 300
            ---------------------------------------------------------
            Bala Cynwyd, PA 19004
            ---------------------------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Maria R. McGarry               Bala Cynwyd, PA   November 16, 2009
   -------------------------------    ---------------   -----------------
   [Signature]                        [City, State]     [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 67
                                        --------------------

Form 13F Information Table Value Total: $320,210
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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13F REPORT: (09/30/09) RADCLIFFE CAPITAL MANAGEMENT LP

                                                          VALUE     SHARES/  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER               TITLE OF CLASS   CUSIP   X 1000    PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE      SHARED   NONE
------------------              -------------- --------- ------- ----------- --- ---- ---------- -------- ---------- --------- ----
ADC Telecommunications Inc       CONVRT BOND   000886AB7   8,230  10,320,000 PRN      SOLE                 7,745,000 2,575,000    0
ADC Telecommunications Inc       CONVRT BOND   000886AE1   6,528   8,500,000 PRN      SOLE                 8,500,000         0    0
ADC Telecommunications Inc       CONVRT BOND   000886AF8   4,169   5,940,000 PRN      SOLE                 5,940,000         0    0
Advanced Micro Devices Inc       CONVRT BOND   007903AN7   9,373  11,000,000 PRN      SOLE                11,000,000         0    0
Alliance Data Systems Corp       CONVRT BOND   018581AD0   1,450   1,500,000 PRN      SOLE                 1,500,000         0    0
American Tower Corp              CONVRT BOND   029912AF9      40      40,000 PRN      SOLE                    40,000         0    0
AudioCodes Ltd                   CONVRT BOND   050732AB2     284     300,000 PRN      SOLE                   300,000         0    0
Bill Barrett Corp                CONVRT BOND   06846NAA2   3,780   4,000,000 PRN      SOLE                 4,000,000         0    0
Cadence Design Systems Inc       CONVRT BOND   127387AF5     804   1,000,000 PRN      SOLE                         0 1,000,000    0
Charming Shoppes Inc             CONVRT BOND   161133AE3   3,832   5,250,000 PRN      SOLE                 3,167,000 2,083,000    0
Cheniere Energy Inc              CONVRT BOND   16411RAE9   4,967  10,958,000 PRN      SOLE                10,958,000         0    0
Ciena Corp                       CONVRT BOND   171779AB7  12,509  15,567,000 PRN      SOLE                11,350,000 4,217,000    0
CompuCredit Holdings Corp        CONVRT BOND   20478NAB6   2,731   5,195,000 PRN      SOLE                 5,195,000         0    0
Conexant Systems Inc             CONVRT BOND   207142AH3  14,488  17,000,000 PRN      SOLE                17,000,000         0    0
Earthlink Inc                    CONVRT BOND   270321AA0   1,657   1,500,000 PRN      SOLE                 1,500,000         0    0
Eastman Kodak Co                 CONVRT BOND   277461BE8  13,393  13,415,000 PRN      SOLE                 8,415,000 5,000,000    0
Edge Petroleum Corp              PFD CONVRT    279862205     435     255,000 SH       SOLE                   255,000         0    0
Energy Conversion Devices Inc    CONVRT BOND   292659AA7   2,216   3,000,000 PRN      SOLE                 1,750,000 1,250,000    0
Epicor Software Corp             CONVRT BOND   29426LAA6     602     750,000 PRN      SOLE                   750,000         0    0
Evergreen Solar Inc              CONVRT BOND   30033RAC2   8,777  21,500,000 PRN      SOLE                19,500,000 2,000,000    0
Flextronics International Ltd    CONVRT BOND   33938EAL1   2,017   2,074,000 PRN      SOLE                 2,074,000         0    0
GenCorp Inc                      CONVRT BOND   368682AL4   4,873   5,840,000 PRN      SOLE                 5,840,000         0    0
Griffon Corp                     CONVRT BOND   398433AC6   1,480   1,500,000 PRN      SOLE                 1,500,000         0    0
GSI Commerce Inc                 CONVRT BOND   36238GAD4   3,167   3,544,000 PRN      SOLE                 3,544,000         0    0
Hanover Compressor Company       CONVRT BOND   410768AE5   4,987   5,500,000 PRN      SOLE                 5,500,000         0    0
Hutchinson Technology Inc        CONVRT BOND   448407AE6     980   1,000,000 PRN      SOLE                 1,000,000         0    0
Iconix Brand Group Inc           CONVRT BOND   451055AB3   8,888  10,139,000 PRN      SOLE                10,139,000         0    0
International Game Technology    CONVRT BOND   459902AP7   1,498   1,500,000 PRN      SOLE                 1,500,000         0    0
JA Solar Holdings Co Ltd         CONVRT BOND   466090AA5   5,266   6,995,000 PRN      SOLE                 6,995,000         0    0
Jakks Pacific Inc                CONVRT BOND   47012EAB2   1,257   1,250,000 PRN      SOLE                 1,250,000         0    0
Jazz Technologies, Inc.          CONVRT BOND   47214EAA0   2,093   3,000,000 PRN      SOLE                 3,000,000         0    0
JetBlue Airways Corp             CONVRT BOND   477143AC5   1,238   1,250,000 PRN      SOLE                 1,250,000         0    0

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
                                                          VALUE     SHARES/  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER               TITLE OF CLASS   CUSIP   X 1000    PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE      SHARED   NONE
------------------              -------------- --------- ------- ----------- --- ---- ---------- -------- ---------- --------- ----
Kulicke & Soffa Industries Inc   CONVRT BOND   501242AP6   1,196   1,250,000 PRN      SOLE                 1,250,000         0    0
L-1 Identity Solutions Inc       CONVRT BOND   50212AAB2   9,340  10,560,000 PRN      SOLE                 9,060,000 1,500,000    0
LDK Solar Co Ltd                 CONVRT BOND   50183LAB3   8,165  11,500,000 PRN      SOLE                11,500,000         0    0
Level 3 Communications Inc       CONVRT BOND   52729NBA7   1,682   1,750,000 PRN      SOLE                 1,750,000         0    0
Lifetime Brands Inc              CONVRT BOND   53222QAB9   1,099   1,500,000 PRN      SOLE                 1,500,000         0    0
Linear Technology Corp           CONVRT BOND   535678AD8     251     250,000 PRN      SOLE                   250,000         0    0
Lucent Technologies, Inc         CONVRT BOND   549463AG2  23,640  24,000,000 PRN      SOLE                21,000,000 3,000,000    0
Maxtor Corp                      CONVRT BOND   577729AC0   1,528   1,500,000 PRN      SOLE                 1,500,000         0    0
Maxtor Corp                      CONVRT BOND   577729AE6   5,399   5,000,000 PRN      SOLE                 5,000,000         0    0
Mentor Graphics Corp             CONVRT BOND   587200AF3   5,012   5,200,000 PRN      SOLE                 3,100,000 2,100,000    0
M-Systems Fin Inc                CONVRT BOND   55375VAB8   1,476   1,500,000 PRN      SOLE                 1,500,000         0    0
Nash Finch Co                    CONVRT BOND   631158AD4  10,495  25,090,000 PRN      SOLE                21,602,000 3,488,000    0
Newport Corp                     CONVRT BOND   651824AB0   3,183   3,538,000 PRN      SOLE                 2,338,000 1,200,000    0
NII Holdings Inc                 CONVRT BOND   62913FAF9   4,434   4,500,000 PRN      SOLE                 3,500,000 1,000,000    0
Omnicom Group Inc                CONVRT BOND   681919AV8   1,228   1,250,000 PRN      SOLE                 1,250,000         0    0
ON Semiconductor Corp            CONVRT BOND   682189AE5     510     500,000 PRN      SOLE                   500,000         0    0
Palm Inc                         OPTIONS - PUT 696643955       1      50,000 SH   PUT SOLE                    50,000         0    0
Par Pharmaceutical Cos Inc       CONVRT BOND   717125AC2   1,712   1,750,000 PRN      SOLE                 1,750,000         0    0
Penn Virginia Corp               CONVRT BOND   707882AA4  14,631  16,250,000 PRN      SOLE                13,750,000 2,500,000    0
Playboy Enterprises Inc          CONVRT BOND   728117AB8   4,193   5,250,000 PRN      SOLE                 5,250,000         0    0
SanDisk Corp                     CONVRT BOND   80004CAC5   3,131   4,000,000 PRN      SOLE                 2,500,000 1,500,000    0
SAVVIS Inc                       CONVRT BOND   805423AA8  16,430  19,002,000 PRN      SOLE                15,450,000 3,552,000    0
Sepracor Inc                     CONVRT BOND   817315AU8   1,236   1,250,000 PRN      SOLE                 1,250,000         0    0
Sirius XM Radio Inc              CONVRT BOND   983759AC5  10,365  10,275,000 PRN      SOLE                 6,987,000 3,288,000    0
Sonic Automotive Inc             CONVRT BOND   83545GAK8   1,744   1,750,000 PRN      SOLE                 1,750,000         0    0
Spartan Stores Inc               CONVRT BOND   846822AE4     760   1,000,000 PRN      SOLE                         0 1,000,000    0
SunPower Corp                    CONVRT BOND   867652AB5   3,128   3,250,000 PRN      SOLE                 2,000,000 1,250,000    0
Suntech Power Holdings Co Ltd    CONVRT BOND   86800CAC8   6,292   6,450,000 PRN      SOLE                 3,600,000 2,850,000    0
Suntech Power Holdings Co Ltd    CONVRT BOND   86800CAE4   4,719   6,000,000 PRN      SOLE                 6,000,000         0    0
Transocean Ltd                   CONVRT BOND   893830AU3   1,481   1,500,000 PRN      SOLE                 1,500,000         0    0
Trina Solar Ltd                  CONVRT BOND   89628EAA2   9,669   8,500,000 PRN      SOLE                 8,500,000         0    0
Trina Solar Ltd                  OPTIONS - PUT 89628E954       1      20,000 SH   PUT SOLE                    20,000         0    0
United Rentals Inc               CONVRT BOND   911365AH7     958   1,000,000 PRN      SOLE                 1,000,000         0    0

                                                          VALUE     SHARES/  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER               TITLE OF CLASS   CUSIP   X 1000    PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE      SHARED   NONE
------------------              -------------- --------- ------- ----------- --- ---- ---------- -------- ---------- --------- ----
WESCO International Inc          CONVRT BOND   95082PAE5   1,239   1,250,000 PRN      SOLE                 1,250,000         0    0
Yingli Green Energy Holding Co   CONVRT BOND   98584BAA1  21,873  20,792,000 PRN      SOLE                18,792,000 2,000,000    0

                       RECORDS            67 TOTAL MKT
                                              VALUE      320,210